Equity	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Equity
21.	EQUITY

(a)	Share capital

Common shares (thousands)
Common shares outstanding at January 1, 2016	221,809
Exercise of share options	58

Common shares outstanding at December 31, 2016	221,867
Exercise of warrants (Note 17e)	4,000
Exercise of share options	1,133

Common shares outstanding at December 31, 2017	227,000

The Company’s authorized share capital consists of an unlimited number of common shares with no par value.

(b)	Share Purchase Warrants

	Warrants (thousands)	Exercise price
Outstanding at January 1, 2017	4,000	0.51
Issued (Note 18)	3,000	2.74
Exercised	(4,000)	0.51

Outstanding at December 31, 2017	3,000	2.74

(c)	Contributed surplus

Contributed surplus represents employee entitlements to equity settled share-based awards that have been charged to the statement of comprehensive income and loss in the periods during which the entitlements were accrued and have not yet been exercised.

(d)	Accumulated other comprehensive income (“AOCI”)

AOCI is comprised of the cumulative net change in the fair value of available-for-sale financial assets, net of taxes, until the investments are sold or impaired and cumulative translation adjustments arising from the translation of foreign subsidiaries.